Investment Risks	May 30, 2025
REX-OSPREY(TM) ETH + STAKING ETF | ETH Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

ETH Risk: Ether is a relatively new innovation and is subject to unique and substantial risks. The market for ether is subject to rapid price swings, changes and uncertainty. A significant portion of the demand for ether may be the result of speculation. Such speculation regarding the potential future appreciation of the price of ether may artificially inflate or deflate the price of ether and increase volatility. The further development of the Ethereum Network and the acceptance and use of ether are subject to a variety of factors that are difficult to evaluate. The slowing, stopping or reversing of the development of the Ethereum Network or the acceptance of ether may adversely affect the price and liquidity of ether. Ether is subject to the risk of fraud, theft, manipulation or security failures, operational or other problems that impact ether trading platforms. Additionally, if one or a coordinated group of validators were to gain control of 33% or more of staked ether, they would have the ability to execute extensive attacks, manipulate transactions and fraudulently obtain ether. If such a validator or group of validators were to gain control of one-third of staked ether, they could halt payments. A significant portion of ether is held by a small number of holders sometimes referred to as “whales”. Transactions by these holders may influence the price of ether.

Ether generally trades on trading platforms that support trading in a variety of crypto assets, and such trading platforms may be operating out of compliance with applicable regulations. Unlike the exchanges for more traditional assets, such as equity securities and futures contracts, ether and ether trading venues are largely unregulated. As a result of the lack of regulation, individuals or groups may engage in fraud or market manipulation (including using social media to promote ether in a way that artificially increases the price of ether). Investors may be more exposed to the risk of theft, fraud and market manipulation than when investing in more traditional asset classes. Over the past several years, a number of ether trading platforms have been closed due to fraud, failure or security breaches. Investors in ether may have little or no recourse should such theft, fraud or manipulation occur and could suffer significant losses. Crypto asset trading platforms where ether is traded may become subject to enforcement actions by regulatory authorities.

The realization of any of these risks could result in a decline in the acceptance of ether and consequently a reduction in the value of ether; ether futures; ETFs or ETPs that seek to track ether or options on those ETFs or ETPs, and the Fund.

REX-OSPREY(TM) ETH + STAKING ETF | Risks Related to the Regulation of ETH [Member]
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Risks Related to the Regulation of ETH. Any final determination by a court that ETH or any other digital asset is a “security” may adversely affect the value of ETH and the value of the Shares, and, if ETH is not, or cannot, be registered as a security, result in a potential termination of the Fund.

Depending on its characteristics, a digital asset may be considered a “security” under the federal securities laws. The test for determining whether a particular digital asset is a “security” is complex and difficult to apply, and the outcome is difficult to predict. Public, though non-binding, statements by senior officials at the SEC have indicated that the SEC did not consider Bitcoin or ETH to be securities, and does not currently consider Bitcoin to be a security. The SEC staff has also provided informal assurances via no-action letter to a handful of promoters that their digital assets are not securities. Importantly, a digital asset may be considered a “security” for purposes of one or more federal statutes. The SEC staff’s guidance regarding whether a digital asset is or is not a security for purposes of one or more federal statutes is not determinative or binding and a court may come to a different conclusion.

On the other hand, the SEC has brought enforcement actions against the issuers and promoters of several digital assets on the basis that the digital assets in question are securities. More recently, the SEC has also brought enforcement actions against various digital asset trading platforms for allegedly operating unregistered securities exchanges on the basis that certain of the digital assets traded on their platforms are securities. For example, in June 2023, the SEC brought a complaint against Coinbase (the “Coinbase Complaint”) alleging violations of a variety of securities laws. In February 2025, the SEC withdrew the Coinbase Complaint.

Whether a digital asset is a security under the federal securities laws depends on whether it is included in the lists of instruments making up the definition of “security” in the Securities Act of 1933, the Securities Exchange Act of 1934 and the 1940 Act. Digital assets as such do not appear in any of these lists, although each list includes the terms “investment contract,” “note,” and “transferable share” and the SEC has typically analyzed whether a particular digital asset is a security by reference to whether it meets the tests developed by the federal courts interpreting these terms, known as the Howey and Reves tests, respectively. For many digital assets, whether or not the Howey or Reves tests are met is difficult to resolve definitively, and substantial legal arguments can often be made both in favor of and against a particular digital asset qualifying as a security under one or both tests. Adding to the complexity, the courts, the SEC and the SEC staff have indicated that the security status of a particular instrument, such as a digital asset, can change overtime as the relevant facts evolve and in light of the purpose of the specific statute. Furthermore, different divisions within the SEC have taken contrary positions as to whether a particular digital asset is a security, commodity, or an unclassified instrument, adding to the complexity of properly evaluating the regulatory status of each digital asset.

As part of determining whether ETH is a security for purposes of the federal securities laws, the Fund takes into account a number of factors, including the various definitions of “security” under the federal securities laws and federal court decisions interpreting elements of these definitions, such as the U.S. Supreme Court’s decisions in the Howey and Reves cases, as well as reports, orders, press releases, public statements and speeches by the SEC, its commissioners and its staff providing guidance on when a digital asset may be a security for purposes of the federal securities laws. Through this process, and the recent listing of CFTC regulated futures contracts, a reasonable argument exists that ETH is not a security for purposes of the Securities Act of 1933 and the Securities Exchange Act of 1934, in light of the uncertainties inherent in the Howey and Reves tests.

If an appropriate court determines that ETH is a security, the Adviser would not intend to permit the Fund to continue holding its investments in a way that would violate the federal securities laws (and therefore, if necessary, would either dissolve the Fund or potentially seek to operate the Fund in a manner that complies with the federal securities laws).

REX-OSPREY(TM) ETH + STAKING ETF | Ether Market Volatility Risk [Member]
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Ether Market Volatility Risk. The prices of ether have historically been highly volatile. The value of the Fund’s exposure to ether – and therefore the value of an investment in the Fund – could decline significantly and without warning, including to zero. If you are not prepared to accept significant and unexpected changes in the value of the Fund and the possibility that you could lose your entire investment in the Fund you should not invest in the Fund.

Trading prices of ether and other digital assets have experienced significant volatility in recent periods and may continue to do so. For instance, there were steep increases in the value of certain digital assets, including ether over the course of 2021, and multiple market observers asserted that digital assets were experiencing a “bubble.” These increases were followed by steep drawdowns throughout 2022 in digital asset trading prices, including for ether. These episodes of rapid price appreciation followed by steep drawdowns have occurred multiple times throughout ether’s history, including in 2017-2018 and 2021-2022. Over the course of 2203 through 2024, ether prices have continued to exhibit extreme volatility. Such volatility may persist.

REX-OSPREY(TM) ETH + STAKING ETF | Digital Assets/Cryptocurrency Risk [Member]
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Digital Assets/Cryptocurrency Risk. The performance of the Reference Asset, and consequently the Fund’s performance, is subject to the risks of the digital assets/cryptocurrency industry. The trading prices of many digital assets, including the Reference Asset, have experienced extreme volatility in recent periods and may continue to do so. Extreme volatility in the future, including further declines in the trading prices of the Reference Asset, could have a material adverse effect on the value of the Fund’s shares (“Shares”) and the Shares could lose all or substantially all of their value. The value of the Shares is subject to a number of factors relating to the fundamental investment characteristics of the Reference Asset as a digital asset, including the fact that digital assets are bearer instruments and loss, theft, destruction, or compromise of the associated private keys could result in permanent loss of the asset, and the capabilities and development of blockchain technologies. Digital assets represent a new and rapidly evolving industry, and the value of the Shares depends on the acceptance of the Reference Asset. Changes in the governance of a digital asset network may not receive sufficient support from users and miners, which may negatively affect that digital asset network’s ability to grow and respond to challenges.

Cryptocurrencies, such as the Reference Asset, are a subset of digital assets designed to act as a medium of exchange. Despite being referred to as “currencies,” crypto assets are not widely accepted as a means of payment, are not backed by any government or central bank, and are not legal tender. The value of digital assets is determined by supply and demand in the global markets, which consist primarily of transactions of the respective digital assets on electronic trading platforms or trading venues. Unlike the exchanges for more traditional assets, the regulation of digital asset trading platforms is highly fragmented. Due to the fragmentation and lack of oversight of these trading venues, there is a heightened potential for fraud and manipulation. Regulation in the U.S. is still developing.

REX-OSPREY(TM) ETH + STAKING ETF | Staking Risk [Member]
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Staking Risk. When the Fund stakes the Reference Asset, the Reference Asset is subject to the risks attendant to staking generally, such as illiquidity, reliance on third-party service providers, slashing, missed rewards, and validator problems and errors. Staking requires that the Fund lock up the staked Reference Asset and become subject to an unbonding period to unstake the Reference Asset, meaning that the Fund cannot sell or transfer the staked Reference Asset during the time that it is staked and during which it is being unbonded. The Adviser anticipates that the average unbonding period for staked ETH is currently 14-days. However, the unbonding period also may be longer than anticipated based on network activity. In addition, during the unbonding period, the Fund is subject to the market price volatility of the Reference Asset, and it may miss opportunities to sell the staked Reference Asset during opportune times. Staking ETH involves the risk of slashing and concentration risk. Slashing is a penalty imposed on network validators for actions that threaten the blockchain’s integrity. For example, with ETH, slashing can result from isolated validator mistakes, malicious activity, coordinated attacks, software bugs, or provider failures. Slashing serves as an enforcement mechanism to ensure network resilience, but correlated slashing events can be catastrophic. Penalties can scale aggressively, potentially leading to a significant loss of staked principal. Concentration risks associated with staking include staking activities occurring through a concentrated group of software providers and cloud infrastructure providers. There are generally five major staking software providers, and over-allocating to validators using the same software increases the risk of a single issue impacting a large amount of staked assets. Similarly, complications in specific cloud regions (i.e., a particular geographical area where a cloud provider’s data centers are located) can create outages that impact validators. Such complications may include, but are not limited to, compliance and regulatory issues, security breaches such as ransomware threats and attacks, data breaches, and malicious actors, and cloud network and infrastructure performance issues (e.g., network latency and service outages). Staked Reference Assets are also subject to security breaches, network downtime or attacks, smart contract vulnerabilities, and validator or custodian failure or compromise, which can result in a complete loss of the staked Reference Asset or a loss of any rewards. The loss of the staked Reference Asset (either in whole or partially) during the staking period will have a material adverse effect on the Fund.

REX-OSPREY(TM) ETH + STAKING ETF | Liquidity Risk [Member]
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Liquidity Risk. Some assets held by the Fund, including the Reference Asset, may be difficult to sell, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid assets may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid asset at an unfavorable time or price, the Fund may be adversely impacted. There is no assurance that an asset that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

REX-OSPREY(TM) ETH + STAKING ETF | Reference Asset ETF Fund Investing Risk [Member]
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Reference Asset ETF Fund Investing Risk. Issuer-specific attributes related to ETFs in which the Fund may invest may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole. When the Fund invests in ETFs it will incur costs associated with such funds, includes management fees and fees and expenses borne by shareholders of such ETFs. The following is a summary of risk factors related to the ETFs that invest in the Reference Asset as identified by the ETFs in their registration statements – this is not purported to be a complete list of risks (references to “shares” in this section are to shares of an ETF).

REX-OSPREY(TM) ETH + STAKING ETF | Risk Factors Related to Digital Assets [Member]
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Risk Factors Related to Digital Assets

●	The Reference Asset and investments linked to the Reference Asset are relatively new investments, they present unique and substantial risks, and investing in Reference Asset has been subject to significant price volatility. The trading prices of many digital assets, including the Reference Asset, have experienced extreme volatility in recent periods and may continue to do so. Extreme volatility in the future, including further declines in the trading prices of Reference Asset, could have a material adverse effect on the value of the shares and the shares could lose all or substantially all of their value.

●	The value of the Reference Asset has been and may continue to be deeply speculative such that trading and investing in the Reference Asset intraday may not be based on fundamental analysis. Individuals and organizations holding large amounts of the Reference Asset known as “whales” may have the ability to manipulate the price of the Reference Asset. The value of the shares is subject to a number of factors relating to the fundamental investment characteristics of the Reference Assets as a digital asset, including the fact that digital assets are bearer instruments and loss, theft, destruction, or compromise of the associated private keys could result in permanent loss of the asset, and the capabilities and development of blockchain technologies. For example, a blockchain may be subject to attack by miners or a group of miners that possess more than 50% of the blockchain’s hashing power. The value of the Fund’s investments in the Reference Asset may be adversely affected by such an attack.

●	Digital assets represent a new and rapidly evolving industry, and the value of the shares depends on the acceptance of the Reference Asset.

●	Changes in the governance of a digital asset network may not receive sufficient support from users and miners, which may negatively affect that digital asset network’s ability to grow and respond to challenges.

REX-OSPREY(TM) ETH + STAKING ETF | Risk Factors Related to the Digital Asset Platforms [Member]
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Risk Factors Related to the Digital Asset Platforms

●	The value of the Shares relates directly to the value of the Reference Asset, the value of which may be highly volatile and subject to fluctuations due to a number of factors.

●	Proposed changes to the Reference Asset blockchain protocol may not be adopted by a sufficient number of users and miners, which may result in competing blockchains with different native crypto assets and sets of participants (known as a “fork”). The value of an investment in the Fund may be negatively impacted by a temporary or permanent “fork”.

●	The Reference Asset blockchain protocol may contain flaws that can be exploited by attackers and which may adversely affect the value of Reference Asset and the Fund’s investments. Flaws in the source code for digital assets have been exploited including flaws that disabled some functionality for users, exposed users’ personal information and/or resulted in the theft of users’ digital assets. The cryptography underlying the Reference Asset could prove to be flawed or ineffective, or developments in mathematics and/or technology, including advances in digital computing, algebraic geometry and quantum computing, could result in such cryptography becoming ineffective. In any of these circumstances, a malicious actor may be able to compromise the security of the Reference Asset’s network or take the Trust’s Reference Asset, which would adversely affect the value of the Fund. Exposure of the Reference Asset to instability in other speculative parts of the blockchain and crypto industry, such as through an event that is not necessarily related to the security or utility of Reference Asset blockchain can nonetheless precipitate a significant decline in the price of the Reference Asset and an investment in the Fund.

●	As of December 31, 2024, there are over 10,000 alternative digital assets with a total market capitalization of approximately $1.33 trillion. Many consortiums and financial institutions are also researching and investing resources into private or permissioned smart contract platforms. Competition from the emergence or growth of alternative digital assets and smart contracts platforms could have a negative impact on the demand for, and price of, the Reference Asset and thereby adversely affect the value of the Fund.

●	Use of the Reference Asset by consumers and institutions as a medium of exchange in commerce may be limited. Banks and other established financial institutions may refuse to process funds for Reference Asset transactions; process wire transfers to or from digital asset platforms, Reference Asset-related companies or service providers; or maintain accounts for persons or entities transacting in the Reference Asset. Processing of transactions in the Reference Asset may be slow, transaction fees may be subject to significant variability. As a result, the price of the Reference Asset may be influenced to a significant extent by speculators and miners, thus contributing to price volatility that makes retailers less likely to accept it as a form of payment in the future.

REX-OSPREY(TM) ETH + STAKING ETF | Risk Factors Related to the Regulation of the Reference Asset [Member]
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Risk Factors Related to the Regulation of the Reference Asset

●	There are risks regarding new or changing laws and regulations that may affect the use of blockchain technology and/or investments in crypto assets. Digital asset platforms in the U.S. exist in a state of regulatory uncertainty, and adverse legislative or regulatory developments could significantly harm the value of the Reference Asset, such as by banning, restricting or imposing onerous conditions or prohibitions on the use of the Reference Asset, mining activity, digital wallets, the provision of services related to trading and custodying the Reference Asset, the operation of the Reference Asset network, or the digital asset platforms generally. Accordingly, future regulatory changes may have a material adverse impact on the Fund’s investments and its ability to implement its investment strategy.

●	If regulators subject the Reference Asset to regulation, this could result in extraordinary expenses that could potentially be borne by The Fund.

●	The treatment of digital assets for U.S. federal, state and local income tax purposes is uncertain.

REX-OSPREY(TM) ETH + STAKING ETF | Subsidiary Investment Risk [Member]
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Subsidiary Investment Risk. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the ETH Subsidiary are organized, respectively, could result in the inability of the Fund to operate as intended and could negatively affect the Fund and its shareholders. The ETH Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. Thus, the Fund, as an investor in the ETH Subsidiary, will not have all the protections offered to investors in registered investment companies.

REX-OSPREY(TM) ETH + STAKING ETF | Concentration Risk [Member]
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Concentration Risk.  The Fund’s assets will be concentrated in the sector or sectors or industry or group of industries that are assigned to the Reference Asset, which will subject the Fund to the risk that economic, political or other conditions that have a negative effect on those sectors and/or industries may negatively impact the Fund to a greater extent than if the Fund’s assets were invested in a wider variety of sectors or industries.

REX-OSPREY(TM) ETH + STAKING ETF | Cyber Security Risk [Member]
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Cyber Security Risk. The Fund and its service providers, such as the custodian, are susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund and its service providers to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss, including loss of the Reference Asset. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through hacking or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the issuers of securities in which the Fund invests or the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, can also subject the Fund to many of the same risks associated with direct cyber security breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cyber security, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

REX-OSPREY(TM) ETH + STAKING ETF | Custodian Risk [Member]
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Custodian Risk. The Reference Asset and other assets held by the Fund that operate on distributed ledger/blockchain technology can only be transferred by the person holding both the public and private keys to the digital wallet in which the asset is held. The Fund’s Crypto Custodians that custody the Fund’s digital assets are in control of the private keys for each of the Fund’s digital wallets. In the event such custodian loses sole control of the private keys (e.g., through a data breach or hack), the Fund’s digital assets held by such custodian could be lost.

REX-OSPREY(TM) ETH + STAKING ETF | Foreign Securities Risk [Member]
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Foreign Securities Risk. To the extent the Fund invests in securities of foreign ETFs, such investments may be subject to additional risks not typically associated with investments in domestic securities. These risks may include, among others, currency risk, country risks (political, diplomatic, regional conflicts, terrorism, war, social and economic instability, currency devaluations and policies that have the effect of limiting or restricting foreign investment or the movement of assets), different trading practices, less government supervision, less publicly available information, limited trading markets and greater volatility.

REX-OSPREY(TM) ETH + STAKING ETF | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	ETF Risks. The Fund is an exchange-traded fund, and, as a result of an ETF’s structure, it is exposed to the following risks:
REX-OSPREY(TM) ETH + STAKING ETF | Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund (“Shares”) may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

REX-OSPREY(TM) ETH + STAKING ETF | Cash Redemption Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Cash Redemption Risk. The Fund intends to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

REX-OSPREY(TM) ETH + STAKING ETF | Costs of Buying or Selling Shares [Member]
Prospectus [Line Items]
Risk [Text Block]	●Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

REX-OSPREY(TM) ETH + STAKING ETF | Shares May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]
Risk [Text Block]	●Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

REX-OSPREY(TM) ETH + STAKING ETF | Trading [Member]
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Risk [Text Block]	●Trading. Although Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

REX-OSPREY(TM) ETH + STAKING ETF | Inflation Risk [Member]
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Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions, if any, may decline.

REX-OSPREY(TM) ETH + STAKING ETF | Indirect Investment Risk [Member]
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Indirect Investment Risk. Neither the Reference Asset nor the Ethereum Network are affiliated with the Trust, the Fund, or the Adviser, or any affiliates thereof and are not involved with this offering in any way, and have no obligation to consider the Fund in taking any actions that might affect the value of the Fund. None of the Trust, the Fund, the Adviser, or any affiliate are responsible for the performance of the Reference Asset and make no representation as to the performance of the Reference Asset. Investing in the Fund is not equivalent to investing in the Reference Asset.

REX-OSPREY(TM) ETH + STAKING ETF | Non-Correlation Risk [Member]
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Non-Correlation Risk. The performance of the fund will not, and is not intended to, correlate exactly to the performance of the Reference Asset and will vary somewhat due to factors such as fees and expenses of the Fund, transaction costs, regulatory restrictions, and active management of the Fund’s portfolio.

REX-OSPREY(TM) ETH + STAKING ETF | New Fund Risk [Member]
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New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

REX-OSPREY(TM) ETH + STAKING ETF | Operational Risk [Member]
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Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund, Adviser, and Sub-Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

REX-OSPREY(TM) ETH + STAKING ETF | Economic and Market Events Risk [Member]
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Economic and Market Events Risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times, and for varying periods of time, result in unusually high market volatility, which could negatively impact the Fund’s performance and cause the Fund to experience illiquidity, shareholder redemptions, or other potentially adverse effects. Reduced liquidity in credit and fixed-income markets could negatively affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

REX-OSPREY(TM) ETH + STAKING ETF | Cash Transaction Risk [Member]
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Cash Transaction Risk. The Fund intends to effect creations and redemptions for cash rather than for in-kind securities. As a result, the Fund may incur brokerage costs related to buying and selling securities to achieve its investment objective thus incurring additional expenses than if it had effected creations and redemptions in-kind. To the extent that such costs are not offset by transaction fees paid by an authorized participant, the Fund may bear such costs, which will decrease the Fund’s net asset value.

REX-OSPREY(TM) ETH + STAKING ETF | Taxable Fund Risk [Member]
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Taxable Fund Risk. The Fund is taxed as a regular subchapter C corporation for U.S. federal income tax purposes. This differs from most investment companies, which elect to be treated as regulated investment companies under the Internal Revenue Code of 1986, as amended (the “Code”), in order to avoid paying entity level income taxes. The Fund generally is not eligible to elect treatment as a regulated investment company because its assets will be invested mostly in the Reference Asset. As a result, the Fund will be obligated to pay applicable corporate U.S. federal and state income taxes on its taxable income as opposed to most investment companies which are not so obligated because of the dividends paid deduction which is not available to the Fund. Additionally, unlike most ETFs, the Fund will not be eligible to engage in in-kind redemptions on a tax-free basis. This means that gains from securities that accumulate inside the Fund will be taxed at the Fund level when those securities are sold or otherwise disposed of by the Fund. In addition, the Fund may become liable for U.S. federal excise tax on Fund Share redemptions. The Fund will incur an excise tax liability equal to one percent (1%) of the fair market value of Fund Share redemptions less the fair market value of Fund Share issuances (in excess of $1 million of fair market value) annually on a taxable year basis. Finally, although the Fund intends to make periodic distributions of its earnings to its shareholders, if the Fund fails to distribute enough of its earnings, it could be subject to the accumulated earnings tax, in addition to other U.S. federal income taxes, which could impose a 20% U.S. federal income tax on the Fund’s accumulated earnings that have not been distributed to its shareholders. These issues are described in more detail in the section entitled “ADDITIONAL INFORMATION ABOUT RISK – Tax Risk” below, as well as in the Fund’s SAI.

REX-OSPREY(TM) ETH + STAKING ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with all funds, a shareholder is subject to the risk that his or her investment could lose money.
REX-OSPREY(TM) ETH + STAKING ETF | Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the"FDIC”) or any government agency.
REX-OSPREY(TM) ETH + STAKING ETF | Risk Nondiversified Status [Member]
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Non-Diversification Risk. Because the Fund is non-diversified, it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

REX-OSPREY(TM) SOL + STAKING ETF | Digital Assets/Cryptocurrency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Digital Assets/Cryptocurrency Risk. The performance of the Reference Asset, and consequently the Fund’s performance, is subject to the risks of the digital assets industry. The trading prices of many digital assets/cryptocurrency, including the Reference Asset, have experienced extreme volatility in recent periods and may continue to do so. Extreme volatility in the future, including further declines in the trading prices of the Reference Asset, could have a material adverse effect on the value of the Fund’s shares (“Shares”) and the Shares could lose all or substantially all of their value. The value of the Shares is subject to a number of factors relating to the fundamental investment characteristics of the Reference Asset as a digital asset, including the fact that digital assets are bearer instruments and loss, theft, destruction, or compromise of the associated private keys could result in permanent loss of the asset, and the capabilities and development of blockchain technologies. Digital assets represent a new and rapidly evolving industry, and the value of the Shares depends on the acceptance of the Reference Asset. Changes in the governance of a digital asset network may not receive sufficient support from users and miners, which may negatively affect that digital asset network’s ability to grow and respond to challenges.

Cryptocurrencies, such as the Reference Asset, are a subset of digital assets designed to act as a medium of exchange. Despite being referred to as “currencies,” crypto assets are not widely accepted as a means of payment, are not backed by any government or central bank, and are not legal tender. The value of digital assets is determined by supply and demand in the global markets, which consist primarily of transactions of the respective digital assets on electronic trading platforms or trading venues. Unlike the exchanges for more traditional assets, the regulation of digital asset trading platforms is highly fragmented. Due to the fragmentation and lack of oversight of these trading venues, there is a heightened potential for fraud and manipulation. Regulation in the U.S. is still developing.

REX-OSPREY(TM) SOL + STAKING ETF | Staking Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Staking Risk. When the Fund stakes the Reference Asset, the Reference Asset is subject to the risks attendant to staking generally, such as illiquidity, reliance on third-party service providers, slashing, missed rewards, and validator problems and errors. Staking requires that the Fund lock up the staked Reference Asset and become subject to an unbonding period to unstake the Reference Asset, meaning that the Fund cannot sell or transfer the staked Reference Asset during the time that it is staked and during which it is being unbonded. The Adviser anticipates that the average unbonding period for staked SOL is currently 48 hours. However, the unbonding period also may be longer than anticipated based on network activity. In addition, during the unbonding period, the Fund is subject to the market price volatility of the Reference Asset, and it may miss opportunities to sell the staked Reference Asset during opportune times. Staking SOL may involve the risk of slashing and concentration risk, among others. Slashing is a penalty imposed on network validators for actions that threaten the blockchain’s integrity. For example, with SOL, slashing can result from isolated validator mistakes, malicious activity, coordinated attacks, software bugs, or provider failures. Slashing serves as an enforcement mechanism to ensure network resilience, but correlated slashing events can be catastrophic. Penalties can scale aggressively, potentially leading to a significant loss of staked principal. Slashing on the Solana Network is not automatic. After a safety violation is found to have occurred, the Solana network may halt, and the validators will analyze the data and determine who was responsible and propose that the stake should be slashed after restart of the Solana network. Slashing penalties are decided by the validators on the next network upgrade. Concentration risks associated with staking include staking activities occurring through a concentrated group of software providers and cloud infrastructure providers. There are generally five major staking software providers, and over-allocating to validators using the same software increases the risk of a single issue impacting a large amount of staked assets. Similarly, complications in specific cloud regions (i.e., a particular geographical area where a cloud provider’s data centers are located) can create outages that impact validators. Such complications may include, but are not limited to, compliance and regulatory issues, security breaches such as ransomware threats and attacks, data breaches, and malicious actors, and cloud network and infrastructure performance issues (e.g., network latency and service outages). Staked Reference Assets are also subject to security breaches, network downtime or attacks, smart contract vulnerabilities, and validator or custodian failure or compromise, which can result in a complete loss of the staked Reference Asset or a loss of any rewards. The loss of the staked Reference Asset (either in whole or partially) during the staking period will have a material adverse effect on the Fund.

REX-OSPREY(TM) SOL + STAKING ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. Some assets held by the Fund, including the Reference Asset, may be difficult to sell, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid assets may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid asset at an unfavorable time or price, the Fund may be adversely impacted. There is no assurance that an asset that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

REX-OSPREY(TM) SOL + STAKING ETF | Reference Asset ETF Fund Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Reference Asset ETF Fund Investing Risk. Issuer-specific attributes related to ETFs in which the Fund may invest may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole. When the Fund invests in ETFs it will incur costs associated with such funds, includes management fees and fees and expenses borne by shareholders of such ETFs. The following is a summary of risk factors related to the ETFs that invest in the Reference Asset as identified by the ETFs in their registration statements – this is not purported to be a complete list of risks (references to “shares” in this section are to shares of an ETF).

REX-OSPREY(TM) SOL + STAKING ETF | Risk Factors Related to Digital Assets [Member]
Prospectus [Line Items]
Risk [Text Block]

Risk Factors Related to Digital Assets

●	The Reference Asset and investments linked to the Reference Asset are relatively new investments, they present unique and substantial risks, and investing in Reference Assets has been subject to significant price volatility. The trading prices of many digital assets, including the Reference Assets, have experienced extreme volatility in recent periods and may continue to do so. Extreme volatility in the future, including further declines in the trading prices of Reference Assets, could have a material adverse effect on the value of the shares and the shares could lose all or substantially all of their value.

●	The value of the Reference Asset has been and may continue to be deeply speculative such that trading and investing in the Reference Asset intraday may not be based on fundamental analysis. Individuals and organizations holding large amounts of the Reference Asset known as “whales” may have the ability to manipulate the price of the Reference Asset. The value of the shares is subject to a number of factors relating to the fundamental investment characteristics of the Reference Assets as a digital asset, including the fact that digital assets are bearer instruments and loss, theft, destruction, or compromise of the associated private keys could result in permanent loss of the asset, and the capabilities and development of blockchain technologies. For example, a blockchain may be subject to attack by miners or a group of miners that possess more than 50% of the blockchain’s hashing power. The value of the Fund’s investments in the Reference Asset may be adversely affected by such an attack.

●	Digital assets represent a new and rapidly evolving industry, and the value of the shares depends on the acceptance of the Reference Asset.

●	Changes in the governance of a digital asset network may not receive sufficient support from users and miners, which may negatively affect that digital asset network’s ability to grow and respond to challenges.

REX-OSPREY(TM) SOL + STAKING ETF | Risk Factors Related to the Digital Asset Platforms [Member]
Prospectus [Line Items]
Risk [Text Block]

Risk Factors Related to the Digital Asset Platforms

●	The value of the Shares relates directly to the value of the Reference Asset, the value of which may be highly volatile and subject to fluctuations due to a number of factors.

●	Proposed changes to the Reference Asset blockchain protocol may not be adopted by a sufficient number of users and miners, which may result in competing blockchains with different native crypto assets and sets of participants (known as a “fork”). The value of an investment in the Fund may be negatively impacted by a temporary or permanent “fork”.

●	The Reference Asset blockchain protocol may contain flaws that can be exploited by attackers and which may adversely affect the value of Reference Asset and the Fund’s investments. Flaws in the source code for digital assets have been exploited including flaws that disabled some functionality for users, exposed users’ personal information and/or resulted in the theft of users’ digital assets. The cryptography underlying the Reference Asset could prove to be flawed or ineffective, or developments in mathematics and/or technology, including advances in digital computing, algebraic geometry and quantum computing, could result in such cryptography becoming ineffective. In any of these circumstances, a malicious actor may be able to compromise the security of the Reference Asset’s network or take the Trust’s Reference Asset, which would adversely affect the value of the Fund. Exposure of the Reference Asset to instability in other speculative parts of the blockchain and crypto industry, such as through an event that is not necessarily related to the security or utility of Reference Asset blockchain can nonetheless precipitate a significant decline in the price of the Reference Asset and an investment in the Fund.

●	As of December 31, 2024, there are over 10,000 alternative digital assets with a total market capitalization of approximately $1.33 trillion. Many consortiums and financial institutions are also researching and investing resources into private or permissioned smart contract platforms. Competition from the emergence or growth of alternative digital assets and smart contracts platforms could have a negative impact on the demand for, and price of, the Reference Asset and thereby adversely affect the value of the Fund.

●	Use of the Reference Asset by consumers and institutions as a medium of exchange in commerce may be limited. Banks and other established financial institutions may refuse to process funds for Reference Asset transactions; process wire transfers to or from digital asset platforms, Reference Asset-related companies or service providers; or maintain accounts for persons or entities transacting in the Reference Asset. Processing of transactions in the Reference Asset may be slow, transaction fees may be subject to significant variability. As a result, the price of the Reference Asset may be influenced to a significant extent by speculators and miners, thus contributing to price volatility that makes retailers less likely to accept it as a form of payment in the future.

REX-OSPREY(TM) SOL + STAKING ETF | Risk Factors Related to the Regulation of the Reference Asset [Member]
Prospectus [Line Items]
Risk [Text Block]

Risk Factors Related to the Regulation of the Reference Asset

●	There are risks regarding new or changing laws and regulations that may affect the use of blockchain technology and/or investments in crypto assets. Digital asset platforms in the U.S. exist in a state of regulatory uncertainty, and adverse legislative or regulatory developments could significantly harm the value of the Reference Asset, such as by banning, restricting or imposing onerous conditions or prohibitions on the use of the Reference Asset, mining activity, digital wallets, the provision of services related to trading and custodying the Reference Asset, the operation of the Reference Asset network, or the digital asset platforms generally. Accordingly, future regulatory changes may have a material adverse impact on the Fund’s investments and its ability to implement its investment strategy.

●	If regulators subject the Reference Asset to regulation, this could result in extraordinary expenses that could potentially be borne by The Fund.

●	The treatment of digital assets for U.S. federal, state and local income tax purposes is uncertain.

REX-OSPREY(TM) SOL + STAKING ETF | Subsidiary Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Subsidiary Investment Risk. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the SOL Subsidiary are organized, respectively, could result in the inability of the Fund to operate as intended and could negatively affect the Fund and its shareholders. The SOL Subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act. Thus, the Fund, as an investor in the SOL Subsidiary, will not have all the protections offered to investors in registered investment companies.

REX-OSPREY(TM) SOL + STAKING ETF | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Concentration Risk.  The Fund’s assets will be concentrated in the sector or sectors or industry or group of industries that are assigned to the Reference Asset, which will subject the Fund to the risk that economic, political or other conditions that have a negative effect on those sectors and/or industries may negatively impact the Fund to a greater extent than if the Fund’s assets were invested in a wider variety of sectors or industries.

REX-OSPREY(TM) SOL + STAKING ETF | Cyber Security Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cyber Security Risk. The Fund and its service providers, such as the custodian, are susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund and its service providers to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss, including loss of the Reference Asset. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through hacking or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the issuers of securities in which the Fund invests or the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, can also subject the Fund to many of the same risks associated with direct cyber security breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cyber security, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

REX-OSPREY(TM) SOL + STAKING ETF | Custodian Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Custodian Risk. The Reference Asset and other assets held by the Fund that operate on distributed ledger/blockchain technology can only be transferred by the person holding both the public and private keys to the digital wallet in which the asset is held. The Fund’s custodians that custodies the Fund’s digital assets is in control of the private keys for each of the Fund’s digital wallets. In the event such custodian loses sole control of the private keys (e.g., through a data breach or hack), the Fund’s digital assets held by such custodian could be lost.

REX-OSPREY(TM) SOL + STAKING ETF | Foreign Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Foreign Securities Risk. To the extent the Fund invests in foreign securities, they may be subject to additional risks not typically associated with investments in domestic securities. These risks may include, among others, currency risk, country risks (political, diplomatic, regional conflicts, terrorism, war, social and economic instability, currency devaluations and policies that have the effect of limiting or restricting foreign investment or the movement of assets), different trading practices, less government supervision, less publicly available information, limited trading markets and greater volatility.

REX-OSPREY(TM) SOL + STAKING ETF | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	ETF Risks. The Fund is an exchange-traded fund, and, as a result of an ETF’s structure, it is exposed to the following risks:
REX-OSPREY(TM) SOL + STAKING ETF | Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Authorized Participants, Market Makers, and Liquidity Providers Limitation Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund (“Shares”) may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

REX-OSPREY(TM) SOL + STAKING ETF | Cash Redemption Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Cash Redemption Risk. The Fund intends to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

REX-OSPREY(TM) SOL + STAKING ETF | Costs of Buying or Selling Shares [Member]
Prospectus [Line Items]
Risk [Text Block]	●Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

REX-OSPREY(TM) SOL + STAKING ETF | Shares May Trade at Prices Other Than NAV [Member]
Prospectus [Line Items]
Risk [Text Block]	●Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility and volatility in the Fund’s portfolio holdings, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses that are in addition to any losses caused by a decrease in NAV.

REX-OSPREY(TM) SOL + STAKING ETF | Trading [Member]
Prospectus [Line Items]
Risk [Text Block]	●Trading. Although Shares are listed for trading on a national securities exchange, and may be traded on other U.S. exchanges, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares.

REX-OSPREY(TM) SOL + STAKING ETF | Inflation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions, if any, may decline.

REX-OSPREY(TM) SOL + STAKING ETF | Indirect Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Indirect Investment Risk. Neither the Reference Asset nor the Ethereum Network are affiliated with the Trust, the Fund, or the Adviser, or any affiliates thereof and are not involved with this offering in any way, and have no obligation to consider the Fund in taking any actions that might affect the value of the Fund. None of the Trust, the Fund, the Adviser, or any affiliate are responsible for the performance of the Reference Asset and make no representation as to the performance of the Reference Asset. Investing in the Fund is not equivalent to investing in the Reference Asset. The Fund’s performance is not intended to, nor will it, track the performance of the Reference Asset.

REX-OSPREY(TM) SOL + STAKING ETF | Non-Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Correlation Risk. The performance of the fund will not, and is not intended to, correlate exactly to the performance of the Reference Asset and will vary somewhat due to factors such as fees and expenses of the Fund, transaction costs, regulatory restrictions, and active management of the Fund’s portfolio.

REX-OSPREY(TM) SOL + STAKING ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

REX-OSPREY(TM) SOL + STAKING ETF | Operational Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund, Adviser, and Sub-Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

REX-OSPREY(TM) SOL + STAKING ETF | Economic and Market Events Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Economic and Market Events Risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times, and for varying periods of time, result in unusually high market volatility, which could negatively impact the Fund’s performance and cause the Fund to experience illiquidity, shareholder redemptions, or other potentially adverse effects. Reduced liquidity in credit and fixed-income markets could negatively affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

REX-OSPREY(TM) SOL + STAKING ETF | Cash Transaction Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cash Transaction Risk. The Fund intends to effect creations and redemptions for cash rather than for in-kind securities. As a result, the Fund may incur brokerage costs related to buying and selling securities to achieve its investment objective thus incurring additional expenses than if it had effected creations and redemptions in-kind. To the extent that such costs are not offset by transaction fees paid by an authorized participant, the Fund may bear such costs, which will decrease the Fund’s net asset value.

REX-OSPREY(TM) SOL + STAKING ETF | Taxable Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Taxable Fund Risk. The Fund is taxed as a regular subchapter C corporation for U.S. federal income tax purposes. This differs from most investment companies, which elect to be treated as regulated investment companies under the Internal Revenue Code of 1986, as amended (the “Code”), in order to avoid paying entity level income taxes. The Fund generally is not eligible to elect treatment as a regulated investment company because its assets will be invested mostly in the Reference Asset. As a result, the Fund will be obligated to pay applicable corporate U.S. federal and state income taxes on its taxable income as opposed to most investment companies which are not so obligated because of the dividends paid deduction which is not available to the Fund. Additionally, unlike most ETFs, the Fund will not be eligible to engage in in-kind redemptions on a tax-free basis. This means that gains from securities that accumulate inside the Fund will be taxed at the Fund level when those securities are sold or otherwise disposed of by the Fund. In addition, the Fund may become liable for U.S. federal excise tax on Fund Share redemptions. The Fund will incur an excise tax liability equal to one percent (1%) of the fair market value of Fund Share redemptions less the fair market value of Fund Share issuances (in excess of $1 million of fair market value) annually on a taxable year basis. Finally, although the Fund intends to make periodic distributions of its earnings to its shareholders, if the Fund fails to distribute enough of its earnings, it could be subject to the accumulated earnings tax, in addition to other U.S. federal income taxes, which could impose a 20% U.S. federal income tax on the Fund’s accumulated earnings that have not been distributed to its shareholders. These issues are described in more detail in the section entitled “ADDITIONAL INFORMATION ABOUT RISK – Tax Risk” below, as well as in the Fund’s SAI.

REX-OSPREY(TM) SOL + STAKING ETF | SOL Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

SOL Investing Risk. The Fund is subject to the risks of investing in SOL directly and indirectly through its investments in the ETFs that obtain exposure to SOL and other assets that provide exposure to the Reference Asset. The market price for SOL is extremely volatile and will likely continue to be volatile. SOL is the native token for the Solana Network and is used to pay for transaction fees on the Solana Network and for governance of the Solana Network through voting. Accordingly, the value of SOL is largely dependent on the acceptability and usage levels of the Solana Network and its applications by users. Factors contributing to the volatility of the price of SOL include, but are not limited to, the maintenance and development of the open-source software protocol of the Solana Network, forks in the Solana Network, speculation and consumer preferences and perceptions of SOL specifically and digital assets generally, investment and trading activities of large investors that invest directly or indirectly in SOL, and the fees associated with processing a transaction on the Solana Network, the speed at which transactions are processed and settled on the Solana Network. The price of SOL is also affected by interruptions in service from or closures or failures of major Digital Asset Trading Platforms, cloud services, and network latency. As with other digital assets and crypto currencies, the price of SOL can also be impacted by malicious actors (e.g., hackers and fraudsters). The perception of the Solana Network will also affect its usage and the price of SOL. The Solana Network’s perception can be affected by any number of factors, including, but not limited to, changes in the governance of the network, loss in faith in certain important developers of by developers, inability to scale efficiently, falling out of favor generally. The price of SOL may also fluctuate in the same direction as the broader cryptocurrency market or a subset of the cryptocurrency market, such as Meme Coins.

REX-OSPREY(TM) SOL + STAKING ETF | Risks Related to the Regulation of SOL [Member]
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Risk [Text Block]

Risks Related to the Regulation of SOL. Any final determination by a court that SOL or any other digital asset is a “security” may adversely affect the value of SOL and the value of the Shares, and, if SOL is not, or cannot, be registered as a security, result in a potential termination of the Fund.

Depending on its characteristics, a digital asset may be considered a “security” under the federal securities laws. The test for determining whether a particular digital asset is a “security” is complex and difficult to apply, and the outcome is difficult to predict. Public, though non-binding, statements by senior officials at the SEC have indicated that the SEC did not consider Bitcoin or ETH to be securities, and does not currently consider Bitcoin to be a security. The SEC staff has also provided informal assurances via no-action letter to a handful of promoters that their digital assets are not securities. The SEC staff’s guidance regarding whether a digital asset is or is not a security for purposes of one or more federal statutes is not determinative or binding and a court may come to a different conclusion.

On the other hand, the SEC has brought enforcement actions against the issuers and promoters of several digital assets on the basis that the digital assets in question are securities. More recently, the SEC has also brought enforcement actions against various digital asset trading platforms for allegedly operating unregistered securities exchanges on the basis that certain of the digital assets traded on their platforms are securities. For example, in June 2023, the SEC brought a complaint against Coinbase (the “Coinbase Complaint”) alleging violations of a variety of securities laws. In its complaints, the SEC asserted that SOL is a security under the federal securities laws. In February 2025, the SEC withdrew the Coinbase Complaint.

Whether a digital asset is a security under the federal securities laws depends on whether it is included in the lists of instruments making up the definition of “security” in the Securities Act of 1933, the Securities Exchange Act of 1934 and the 1940 Act. Digital assets as such do not appear in any of these lists, although each list includes the terms “investment contract,” “note,” and “transferable shares” and the SEC has typically analyzed whether a particular digital asset is a security by reference to whether it meets the tests developed by the federal courts interpreting these terms, known as the Howey and Reves tests, respectively. For many digital assets, whether or not the Howey or Reves tests are met is difficult to resolve definitively, and substantial legal arguments can often be made both in favor of and against a particular digital asset qualifying as a security under one or both tests. Adding to the complexity, the courts, the SEC and the SEC staff have indicated that the security status of a particular instrument, such as a digital asset, can change overtime as the relevant facts evolve and in light of the purpose of the specific statute. Furthermore, different divisions within the SEC have taken contrary positions as to whether a particular digital asset is a security, commodity, or an unclassified instrument, adding to the complexity of properly evaluating the regulatory status of each digital asset.

As part of determining whether SOL is a security for purposes of the federal securities laws, the Fund takes into account a number of factors, including the various definitions of “security” under the federal securities laws and federal court decisions interpreting elements of these definitions, such as the U.S. Supreme Court’s decisions in the Howey and Reves cases, as well as reports, orders, press releases, public statements and speeches by the SEC, its commissioners and its staff providing guidance on when a digital asset may be a security for purposes of the federal securities laws. Through this process, and the recent listing of CFTC regulated futures contracts, a reasonable argument exists that SOL is not a security for purposes of the Securities Act of 1933 and the Securities Exchange Act of 1934, in light of the uncertainties inherent in the Howey and Reves tests.

If an appropriate court determines that SOL is a security, the Advisor would not intend to permit the Fund to continue holding its investments in a way that would violate the federal securities laws (and therefore, if necessary, would either dissolve the Fund or potentially seek to operate the Fund in a manner that complies with the federal securities laws).

REX-OSPREY(TM) SOL + STAKING ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with all funds, a shareholder is subject to the risk that his or her investment could lose money.
REX-OSPREY(TM) SOL + STAKING ETF | Risk Not Insured [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (the “FDIC”) or any government agency.
REX-OSPREY(TM) SOL + STAKING ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk. Because the Fund is non-diversified, it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.